Income Taxes (Details) - Schedule of income tax expenses benefits - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Loss before taxes:
Total income (loss) before taxes	$ (5,211,994)	$ (1,456,511)	$ (1,767,306)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Less: Valuation allowance
Currency effect
Deferred tax assets, net
Total provision for taxes
Effective tax rate	0.00%	0.00%	0.00%
Effect of tax holiday inside the PRC on basic earnings per share (in Dollars per share)
Cayman Islands [Member]
Loss before taxes:
Total income (loss) before taxes	$ (2,278,220)	$ (311,778)	$ (700,400)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
BVI [Member]
Loss before taxes:
Total income (loss) before taxes	(941)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
Hong Kong [Member]
Loss before taxes:
Total income (loss) before taxes	(26,316)	(1,062)	(45,955)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
PRC [Member]
Loss before taxes:
Total income (loss) before taxes	(2,906,517)	(1,143,671)	(1,020,951)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset